ACQUISITION OF CARIBOO COPPER CORP - Disclosure of allocation of purchase price (Details) - Final purchase price allocation [Member] $ in Thousands	Mar. 25, 2024 CAD ($)
Cariboo Copper Corp [Member]
Disclosure of detailed information about business combination [line items]
Cash	$ 9,884
Accounts receivable and other assets	3,046
Reclamation deposits	6,262
Inventory	24,634
Property, plant and equipment and mineral properties	126,194
Accounts payable and other liabilities	(7,353)
Debt	(7,143)
Deferred tax liabilities	(16,955)
Provision for environmental rehabilitation	(20,027)
Total fair value of net assets acquired	118,542
Gibraltar Joint Venture [Member]
Disclosure of detailed information about business combination [line items]
Cash	5,122
Accounts receivable and other assets	21,302
Inventory	172,440
Property, plant and equipment and mineral properties	801,700
Accounts payable and other liabilities	(50,192)
Debt	(50,002)
Provision for environmental rehabilitation	(140,190)
Total fair value of net assets acquired	$ 760,180